Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Net loss	$ (5,784,421)	$ (1,582,834)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for income taxes	40,425	15,244
Share-based compensation expense	477,245	660,163
Finance costs	2,799	0
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(2,704,890)	(107,232)
Deferred financing costs	(1,553,499)	0
Accounts payable	(222,644)	132,840
Accrued expenses	1,492,010	344,204
Amount due to related party	0	132,412
Net cash used in operating activities	(8,252,975)	(405,203)
Cash flows from investing activities
Purchase of property, plant and equipment	(2,900,722)	0
Net cash used in investing activities	(2,900,722)	0
Cash flows from financing activities
Issuance of common shares in connection with exercise of warrants	20,000,000	0
Issuance of common shares in connection with stock option exercises	450,000	3,244,433
Deposit received for future issuance of common shares	0	1,060,067
Net cash provided by financing activities	20,450,000	4,304,500
Net increase in cash and cash equivalents	9,296,303	3,899,297
Cash and cash equivalents, beginning of period	10,546,749	0
Cash and cash equivalents, end of period	$ 19,843,052	$ 3,899,297